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                                      FLAG
                                    INVESTORS
                                     EQUITY
                                    PARTNERS
                                      FUND

                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 1998

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o The Fund's Class A Shares produced a total return of 1.9% and 17.8% for the six- and twelve-month periods, respectively. The three-year cumulative return of 88.7% compares very favorably with other equity funds.

o The largest contributor to the Fund's performance was America Online. A $2.3 million investment in AOL two years ago grew to a recent value of $28 million, illustrating the power of letting good investments grow.

o Recent market volatility demonstrated the difficulty of accurately predicting economic developments, investor psychology and resulting market movements. We will base our investment decisions on individual companies that meet our criteria for long-term investment success and not on how worldwide economic uncertainties may affect the market.

o Exceptional buying opportunities were created by the recent market volatility. We introduced one new name to the portfolio and also added to some existing positions. Our goal is to be 90-100% invested in equities, as long as we can find good long-term values that meet our criteria.

FUND PERFORMANCE
--------------------------------------------------------------------------------

Growth of a $10,000 Investment in Class A Shares*
February 13, 1995--November 30, 1998

                                   [GRAPHIC]

In the printed version of the document, a line graph apears which depicts the following plot points:


                               2/95         10000
                               5/95         10770
                              11/95         11993
                               5/96         13252
                              11/96         15576
                               5/97         17383
                              11/97         19213
                               5/98         22208
                              11/98         22636

Total Return Performance*

                             Class A      Class B      Class C    Institutional
  Periods ended 11/30/98     Shares       Shares       Shares        Shares
-------------------------------------------------------------------------------
  6 Months                    1.93%        1.52%          --          2.02%
-------------------------------------------------------------------------------
  12 Months                  17.82%       16.93%          --         18.09%
-------------------------------------------------------------------------------
  Since Inception            2/13/95      2/13/95      10/22/98      2/12/96
  (Cumulative)               126.36%      120.27%       12.15%        77.57%
-------------------------------------------------------------------------------

*Past performance is not an indicator of future results. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge. If the sales charge were reflected, the quoted performance would be lower. Performance figures for the classes differ because each class maintains a distinct expense structure. For further details on expense structures, please refer to the Fund's prospectus. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Please review the Additional Performance Information on page 6.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
Fellow Shareholders:

     We are pleased to report on the progress of your Fund for the period ended November 30, 1998.

Performance

     The Fund's Class A Shares produced a total return of 1.9% and 17.8% for the six- and twelve-month periods ended November 30, 1998, respectively. For the three-year period, the Fund had a cumulative return of 88.7%, ranking it in the top 16% of Lipper Analytical's General Equity Funds Universe.(1) The Class A Shares have had a cumulative return of 126.4% since the Fund's inception on February 13, 1995.

     Over the past year, the Class A Shares net asset value grew by $3.28, which includes income and capital gains distributions. The largest positive and negative contributors to this growth are shown in the following table:

Contributions to Net Asset Value Performance


  (for the 12 months ended 11/30/98)
-----------------------------------------------------------------------------------------------
  Five Best Contributors              Gain Per Share   Five Worst Contributors   Loss Per Share
-----------------------------------------------------------------------------------------------
  America Online, Inc.                     $1.46       Sunbeam                      $(0.61)
-----------------------------------------------------------------------------------------------
  Ford Motor*                              $0.54       Callaway Golf                $(0.22)
-----------------------------------------------------------------------------------------------
  The Learning Company, Inc.               $0.48       Conseco*                     $(0.21)
-----------------------------------------------------------------------------------------------
  International Business Machines Corp.    $0.33       Olin Corp.                   $(0.16)
-----------------------------------------------------------------------------------------------
  MCI Worldcom, Inc.                       $0.27       Hercules                     $(0.15)
-----------------------------------------------------------------------------------------------

* Ford's per share contribution includes the spin out of Associates First Capital. Conseco's per share contribution includes the acquisition of Green Tree Financial.

     We are fond of pointing out our belief that the biggest investment mistakes are often made by selling good stocks too early, just because the price has risen or the stock has grown to a large percentage of the portfolio. America Online is a great case in point. Two of the best decisions we have made in the Fund are to have invested $2.3 million in AOL two years ago and to have not sold any until very recently, when it had grown to a value of $28 million. Many conventional selling formulas would have forced us to sell or eliminate it at much lower prices.

----------
(1) Past performance is not an indicator of future results. For the three year period the Fund ranked 308 out of 1,936 Funds. The Fund ranked 819 out of 3,233 or 25.3% in the Lipper Analytical's General Equity Funds Universe for the year ended November 30, 1998. Performance figures used in these rankings exclude the impact of any sales change. For the three-year period ended December 31, 1998, the Fund had a cumulative return of 100.64%. The Fund ranked 370 out of 3,657 in the Lipper Analytical's General Equity Funds Universe for the three years ended December 31, 1998. For the one year period the Fund ranked 834 out of 3,344 Funds. Performance figures used in these rankings exclude the impact of any sales charge.

The power of letting your winners grow is made clear by AOL having contributed a significant portion of the increase in NAV over the past twelve months.

     The single worst contributor during the period was Sunbeam, which we have eliminated. We castigated ourselves quite fully over this mistake in our last shareholder report. In summary, the lessons we learned from the experience are not to become overly enamored with any CEO, and not to compound a fundamental mistake by buying more just because the price has dropped.

Investment Environment

     An old investment axiom states that "change is the investor's only certainty." We were all clearly reminded of this truth over the past six months.

     When we last reported to shareholders as of May 31, the market had recently hit an all time high level. In our report we characterized the investment environment as "As Good As It Gets."

     Three months later we were witnessing breathtaking declines for the broad market, brought about by serious Asian economic problems spreading to Russia and threatening Latin America and ultimately the U.S. economy. By August 31, the average New York Stock Exchange stock was 38% below its 52-week high, and the average NASDAQ stock was 49% lower, comparable to the declines recorded in the 1987 and 1990 bear markets.

     In September, a leading economist published a report entitled "Great Depression II." In early October, the cover of Newsweek read "The Crash of `99?". Also in early October, Alan Greenspan told the National Association for Business Economics, "I have been effectively looking at the American economy on a day-by-day basis for almost a half-century, [and] I've never seen anything like this." Just as most investors were accepting the fact that the environment had changed to "As Bad As It Gets", the market began an upward move that incredibly had reached a new all time high by late November. As a recent Wall Street Journal article commented, "Rarely has greed so quickly and completely replaced fear in the stock market."

     There is a lesson in this for all of us to learn or re-learn as the case may be. It is extremely difficult to accurately predict economic developments, investor psychology and resulting market movements. In the recent example, a clear intent by the Federal Reserve to provide liquidity through lower interest rates dramatically changed psychology and triggered an unexpected reversal in the market. Though many observers felt the Fed would lower rates, few if any predicted the dramatic impact it would have on psychology and the market.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

     Looking forward, worldwide economic uncertainties continue to exist, and a number of serious problems remain to be resolved. How it all plays out for the market in the months ahead is anybody's guess. Rather than basing our investment decisions on how the economic uncertainties may affect the market, we will continue to focus on buying individual companies that meet our criteria for long-term investment success.

Portfolio Strategy

     Throughout all the volatility of the past six months, we remained heavily invested in stocks. The cash percentage was 4.5% at the beginning of the period and 8.7% at the end. We view the Fund as an equity investment for shareholders. Our goal is to be 90-100% invested, as long as we can find good long-term values that meet our criteria.

     On the sell side, we reduced some holdings such as Johnson and Johnson and America Online (modestly) on the basis of valuation. We also eliminated several smaller holdings where our fundamental confidence was lacking.

     We added one new name to the portfolio, Wellpoint Health Networks, Inc., a well run growing managed care company. The rest of our buying was in names we already owned, the largest investment being Cendant. The sort of fear investors experienced during the sharp decline created some exceptional buying opportunities, as emotion overwhelmed fundamental analysis. We believe Cendant was a case in point, and we made a large investment at around $12 per share, which we think will prove to have been an exceptional value.

     The five largest holdings are shown in the following table. All five of the businesses are performing well fundamentally, some exceptionally well, despite the economic dislocations around the world.

Five Largest Equity Holdings

  Security                                   Cost       Market Value on 11/30/98
--------------------------------------------------------------------------------
  America Online, Inc.                    $ 1,884,380         $23,817,000
--------------------------------------------------------------------------------
  The Learning Company, Inc.              $ 8,455,062         $17,780,438
--------------------------------------------------------------------------------
  Blyth Industries                        $12,417,616         $16,320,544
--------------------------------------------------------------------------------
  International Business Machines Corp.   $ 5,915,820         $14,190,000
--------------------------------------------------------------------------------
  Conseco, Inc.                           $12,451,428         $13,925,319
--------------------------------------------------------------------------------

Closing

     As always, we would like to thank you for your ongoing interest and support and particularly welcome new shareholders who have invested over the past six months. The recent period has been highly unusual in its volatility, both down and up. To date you have been rewarded for your discipline to stay the course with this Fund as a long-term investment throughout this volatile period. Though we do not pretend to know how the market will treat us in the next several months, we strongly believe that over the next several years your discipline and long-term time horizon will continue to be well rewarded.

Sincerely,

/s/ Les S. Owen
-----------------
Lee S. Owen
Portfolio Manager

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management.The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares, 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares and 1.00% maximum contingent deferred sales charge for the Fund's Class C shares.

Average Annual Total Return

  For the periods ended 12/31/98         1 Year               Since Inception*
--------------------------------------------------------------------------------
  Class A Shares                          19.7%                     23.9%
--------------------------------------------------------------------------------
  Class B Shares                          20.4%                     24.3%
--------------------------------------------------------------------------------
  Class C Shares                            --                      19.1%**
--------------------------------------------------------------------------------
  Institutional Shares                    25.6%                     25.0%
--------------------------------------------------------------------------------

----------
 * Inception dates:Class A 2/13/95, Class B 2/13/95, Class C 10/22/98, Institutional 2/12/96.
** Cumulative return.

     The Fund's total return corresponds to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's share may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Statement of Net Assets                                        November 30, 1998
(Unaudited)

  Shares                                                            Market Value
--------------------------------------------------------------------------------

Common Stock - 91.2%

Banking - 2.0%
  195,000        Wells Fargo & Co. ...............................   $ 7,020,000
                                                                    ------------
Basic Industry - 4.9%
  399,000        Airgas, Inc.* ...................................     4,039,875
  216,000        Georgia Gulf Corp. ..............................     4,050,000
  144,100        Hercules, Inc. ..................................     4,737,288
  146,000        Olin Corporation ................................     4,462,125
                                                                    ------------
                                                                      17,289,288
                                                                    ------------
Business Services - 0.7%
   90,000        First Data Corp. ................................     2,401,875
                                                                    ------------

Capital Goods - 1.3%
   48,400        Caterpillar, Inc. ...............................     2,392,775
   32,500        Eaton Corp. .....................................     2,220,156
                                                                    ------------
                                                                       4,612,931
                                                                    ------------
Consumer Durables/Non-Durables - 13.5%
  480,900        Blyth Industries* ...............................    16,320,544
  240,500        Callaway Golf Co. ...............................     3,216,687
  250,000        Ford Motor ......................................    13,812,500
  207,500        Philip Morris Companies .........................    11,607,031
  115,000        Richfood Holdings, Inc. .........................     2,134,687
                                                                    ------------
                                                                      47,091,449
                                                                    ------------
Consumer Services - 17.3%
  272,000        America Online, Inc.* ...........................    23,817,000
  723,950        Cendant Corp.* ..................................    13,755,050
   50,000        Gannett Company, Inc. ...........................     3,228,125
  611,800        The Learning Co., Inc.* .........................    17,780,438
   36,000        Times Mirror Co. Cl-A ...........................     2,110,500
                                                                    ------------
                                                                      60,691,113
                                                                    ------------
Defense and Aerospace - 1.8%
   58,700        Lockheed Martin .................................     6,090,125
                                                                    ------------

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                            November 30, 1998
(Unaudited)

  Shares                                                            Market Value
--------------------------------------------------------------------------------
 COMMON STOCK (continued)

Energy - 1.8%
  120,000        CalEnergy Co., Inc.* ............................   $ 3,757,500
  100,500        Noble Affiliates, Inc. ..........................     2,543,906
                                                                    ------------
                                                                       6,301,406
                                                                    ------------
Financial Services - 8.7%
   60,200        American Express Co. ............................     6,023,763
   65,521        Associates First Capital Corp. ..................     5,102,448
  181,500        Citigroup .......................................     9,109,031
  108,000        Freddie Mac .....................................     6,534,000
   36,000        Transamerica Corp. ..............................     3,825,000
                                                                    ------------
                                                                      30,594,242
                                                                    ------------


Health Care Services - 7.0%
  127,000        Amgen, Inc.* ....................................     9,556,750
  100,000        Columbia/HCA Healthcare .........................     2,462,500
   41,000        Johnson & Johnson ...............................     3,331,250
  110,000        Wellpoint Health Networks, Inc.* ................     9,026,875
                                                                    ------------
                                                                      24,377,375
                                                                    ------------
Hotels/Gaming - 0.6%
  130,000        Harrah's Entertainment* .........................     2,023,125
                                                                    ------------
Housing - 4.2%
  327,500        Champion Enterprises, Inc.* .....................     7,307,344
  148,300        USG Corp. .......................................     7,331,581
                                                                    ------------
                                                                      14,638,925
                                                                    ------------
Insurance - 6.0%
  420,387        Conseco, Inc. ...................................    13,925,319
   95,408        Exel Limited - Class A ..........................     7,167,526
                                                                    ------------
                                                                      21,092,845
                                                                    ------------

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------
Statement of Net Assets                                        November 30, 1998
(Unaudited)

  Shares                                                            Market Value
--------------------------------------------------------------------------------
COMMON STOCK (concluded)

Multi-Industry - 3.8%
  164,000        American Standard Co, Inc.* .....................   $ 5,617,000
   57,000        Loews Corporation ...............................     5,700,000
   17,800        United Technologies Corp. .......................     1,907,938
                                                                    ------------
                                                                      13,224,938
                                                                    ------------
Retail - 1.9%
  425,000        Kmart Corp.* ....................................     6,481,250
                                                                    ------------

Technology - 9.8%
  257,500        Cognex Corp.* ...................................     4,264,844
   86,000        International Business Machines Corp. ...........    14,190,000
  490,300        Novell, Inc.* ...................................     8,120,594
   34,000        Varian Associates, Inc. .........................     1,345,125
   59,500        Xerox Corp. .....................................     6,396,250
                                                                    ------------
                                                                      34,316,813
                                                                    ------------
Transportation - 3.0%
  195,600        Canadian National Railway Company ...............    10,562,400
                                                                    ------------

Utilities - Telephone - 2.9%
  174,146        MCI Worldcom, Inc.* .............................    10,274,614
                                                                    ------------
Total Common Stock
    (Cost $215,718,188)...........................................   319,084,714
                                                                    ------------

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Statement of Net Assets (concluded)                            November 30, 1998
(Unaudited)

  Shares                                                        Market Value
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT - 8.4%

29,507,000       Goldman Sachs & Co.,
                 Dated 11/30/98, to be repurchased on
                 12/01/98, collateralized by
                 U.S. Treasury Bonds with a
                 market value of $30,097,398.57
                 (Cost $29,507,000) ..........................  $ 29,507,000
                                                                ------------
Total Investments--99.6%
   (Cost $245,225,188)** .....................................   348,591,714
Other Assets in Excess of Liabilities--0.4% ..................     1,505,513
                                                                ------------
Net Assets--100.0% ...........................................  $350,097,227
                                                                ============
Net Asset Value and Redemption Price Per:
   Class A Share
      ($217,737,793 divided by 10,047,277 shares).............        $21.67
                                                                      ======
   Class B Share
      ($39,633,276 divided by 1,849,979 shares)...............        $21.42***
                                                                      ======
   Class C Share
      ($18,868 divided by 881 shares).........................        $21.41****
                                                                      ======
   Institutional Share
      ($92,707,289 divided by 4,269,695 shares)...............        $21.71
                                                                      ======
Maximum Offering Price Per:
   Class A Share
      ($21.67 divided by 0.955) ..............................        $22.69
                                                                      ======
   Class B Share..............................................        $21.42
                                                                      ======
   Class C Share..............................................        $21.41
                                                                      ======
   Institutional Share........................................        $21.71
                                                                      ======

----------
   * Non-income producing security.
  ** Also aggregate cost for federal tax purposes.
 *** Redemption value is $20.56 following a 4% maximum contingent deferred sales charge.
**** Redemption value is $21.20 following a 1% maximum contingent deferred sales charge.

                       See Notes to Financial Statements.


10

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                       This page intentionally left blank.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Statement of Operations

                                                                    For the
                                                                six months Ended
                                                                  November 30,
--------------------------------------------------------------------------------
                                                                     1998(1)
                                                                   ----------
Investment Income:
   Dividends (less foreign tax expense of $9,069)                 $ 1,510,108
   Interest                                                           400,833
                                                                   ----------
            Total income                                            1,910,941
                                                                   ----------
Expenses:
   Investment advisory fee                                          1,263,576
   Distribution fee                                                   420,669
   Transfer agent fee                                                  80,133
   Professional fees                                                   48,549
   Accounting fee                                                      43,641
   Registration fees                                                   20,240
   Custodian fee                                                       19,316
   Directors' fees                                                      5,494
   Miscellaneous                                                          754
                                                                   ----------
            Total expenses                                          1,902,372
                                                                   ----------
   Net investment income                                                8,569
                                                                   ----------
Realized and unrealized gain/(loss) on investments:
   Net realized loss from security transactions                    (3,310,288)
   Change in unrealized appreciation/depreciation
      of investments                                                9,769,983
                                                                   ----------
            Net gain on investments                                 6,459,695
                                                                   ----------

Net increase in net assets resulting from operations              $ 6,468,264
                                                                   ==========

----------

(1)  Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                      For the six      For the
                                                      months Ended   Year Ended
                                                      November 30,     May 31,
--------------------------------------------------------------------------------
                                                         1998(1)        1998
                                                     -----------   ------------
Increase in Net Assets:
Operations:
   Net investment income                             $     8,569   $    713,905
   Net realized gain/(loss) from security
      transactions                                    (3,310,288)     5,232,557
   Change in unrealized appreciation/
      depreciation of investments                      9,769,983     54,454,890
                                                     -----------   ------------
   Net increase in net assets resulting
      from operations                                  6,468,264     60,401,352
                                                     -----------   ------------
Distributions to Shareholders from:
   Net investment income and short-term gains:
      Class A Shares                                    (283,680)      (752,668)
      Class B Shares                                          --        (42,361)
      Institutional Shares                              (177,565)      (517,867)
   Net realized long-term and mid-term gains:
      Class A Shares                                          --     (1,489,329)
      Class B Shares                                          --       (268,284)
      Institutional Shares                                    --       (755,157)
                                                     -----------   ------------
         Total distributions                            (461,245)    (3,825,666)
                                                     -----------   ------------
Capital Share Transactions:
   Proceeds from sale of shares                       48,080,461    123,536,819
   Value of shares issued in
      reinvestment of dividends                          305,121      3,468,071
   Cost of shares repurchased                        (34,082,074)   (24,608,945)
                                                     -----------   ------------
   Increase in net assets derived from
      capital share transactions                      14,303,508    102,395,945
                                                     -----------   ------------
   Total increase in net assets                       20,310,527    158,971,631

Net Assets:
   Beginning of period                               329,786,700    170,815,069
                                                     -----------   ------------
   End of period (including undistributed
      net investment (loss)/income of
     ($396,951) and $55,727, respectively)          $350,097,227   $329,786,700
                                                    ============   ============
----------
(1)  Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Financial Highlights -- Class A Shares
(For a share outstanding throughout each period)
                                                                   For the Six
                                                                   Months Ended
                                                                   November 30,
--------------------------------------------------------------------------------
                                                                       1998(1)
                                                                    ----------
Per Share Operating Performance:
   Net asset value at beginning of period                           $  21.29
                                                                    --------
Income from Investment Operations:
   Net investment income                                                  --
   Net realized and unrealized gain on investments                      0.41
                                                                    --------
   Total from Investment Operations                                     0.41

Less Distributions:
   Net investment income and short-term gains                          (0.03)
   Net realized mid-term and long-term gains                              --
                                                                    --------
   Total distributions                                                 (0.03)
                                                                    --------
   Net asset value at end of period                                 $  21.67
                                                                    ========
Total Return(3)                                                         1.93%

Ratios to Average Daily Net Assets:
   Expenses(4)                                                          1.20%(6)
   Net investment income(5)                                             0.02%(6)
Supplemental Data:
   Net assets at end of period (000)                                $217,738
   Portfolio turnover rate                                              8.64%

------------
(1)  Unaudited.
(2)  Commencement of operations.
(3)  Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 1.48%, 1.77% and 3.76% (annualized) for the years ended May 31, 1997 and 1996 and for the period ended May 31, 1995, respectively.
(5) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 0.48%, 1.10% and 1.33% (annualized) for the years ended May 31, 1997 and 1996 and for the period ended May 31, 1995, respectively.
(6)  Annualized.


FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------------------------------------------------



                                                                                                           For the Period
                                                                                                          Feb. 13, 1995(2)
                                                                  For the Year Ended May 31,               through May 31,
--------------------------------------------------------------------------------------------------------------------------
                                                           1998              1997              1996             1995
                                                         --------          --------          -------          -------
Per Share Operating Performance:
   Net asset value at beginning of period                $  16.93          $  13.09          $ 10.77          $ 10.00
                                                         --------          --------          -------          -------
Income from Investment Operations:
   Net investment income                                     0.05              0.08             0.17             0.12
   Net realized and unrealized gain on investments           4.60              3.96             2.29             0.65
                                                         --------          --------          -------          -------
   Total from Investment Operations                          4.65              4.04             2.46             0.77

Less Distributions:
   Net investment income and short-term gains               (0.10)            (0.13)           (0.14)              --
   Net realized mid-term and long-term gains                (0.19)            (0.07)              --               --
                                                         --------          --------          -------          -------
   Total distributions                                      (0.29)            (0.20)           (0.14)              --
                                                         --------          --------          -------          -------
   Net asset value at end of period                      $  21.29          $  16.93          $ 13.09          $ 10.77
                                                         ========          ========          =======          =======
Total Return(3)                                             27.76%            31.17%           23.05%            7.70%

Ratios to Average Daily Net Assets:
   Expenses(4)                                               1.24%             1.35%            1.35%            1.35%(6)
   Net investment income(5)                                  0.29%             0.61%            1.52%            3.74%(6)
Supplemental Data:
   Net assets at end of period (000)                     $198,387          $113,030          $64,230          $38,612
   Portfolio turnover rate                                   7.94%            17.60%            0.73%              --

                       See Notes to Financial Statements.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)
                                                                    For the Six
                                                                   Months Ended
                                                                   November 30,
--------------------------------------------------------------------------------
                                                                      1998(1)
                                                                     --------
Per Share Operating Performance:
   Net asset value at beginning of period                            $ 21.10
                                                                     -------
Income from Investment Operations:
   Net investment income/
      (expenses in excess of income)                                   (0.07)
   Net realized and unrealized gain on
      investments                                                       0.39
                                                                     -------
   Total from Investment Operations                                     0.32

Less Distributions:
   Net investment income and
      net realized short-term gains                                       --
   Net realized mid-term and
      long-term gains                                                     --
                                                                     -------
   Total distributions                                                    --
                                                                     -------
   Net asset value end of period                                     $ 21.42
                                                                     =======
Total Return(3)                                                         1.52%
Ratios to Average Daily Net Assets:
   Expenses(4)                                                          1.95 (6)
   Net investment income/(expenses in excess of income)(5)             (0.73)(6)
Supplemental Data:
   Net assets at end of period (000)                                 $39,633
   Portfolio turnover rate                                              8.64%

---------
(1)  Unaudited.
(2)  Commencement of operations.
(3)  Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 2.23%, 2.52% and 4.22% (annualized) for the years ended May 31, 1997 and 1996 and for the period ended May 31, 1995, respectively.
(5) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been (0.28)%, 0.29% and (0.15%) (annualized) for the years ended May 31, 1997 and 1996, and for the period ended May 31, 1995, respectively.
(6)  Annualized.


FLAG INVESTORS EQUITY PARTNERS FUND
-------------------------------------------------------------------------------------------------------------------



                                                                                                    For the Period
                                                                                                    Feb. 13, 1995(2)
                                                                    For the Year Ended May 31,      through May 31,
--------------------------------------------------------------------------------------------------------------------
                                                                1998           1997          1996       1995
                                                              -------        -------        ------     ------
Per Share Operating Performance:
   Net asset value at beginning of period                     $ 16.84        $ 13.03        $10.75     $10.00
                                                              -------        -------        ------     ------
Income from Investment Operations:
   Net investment income/
      (expenses in excess of income)                            (0.06)         (0.04)         0.07       0.07
   Net realized and unrealized gain on
      investments                                                4.54           3.96          2.31       0.68
                                                              -------         ------         -----     ------
   Total from Investment Operations                              4.48           3.92          2.38       0.75

Less Distributions:
   Net investment income and
      net realized short-term gains                             (0.03)         (0.04)        (0.10)        --
   Net realized mid-term and
      long-term gains                                           (0.19)         (0.07)           --         --
                                                              -------         ------         -----     ------
   Total distributions                                          (0.22)         (0.11)        (0.10)        --
                                                              -------         ------         -----     ------
   Net asset value end of period                              $ 21.10        $ 16.84        $13.03     $10.75
                                                              =======        =======        ======     ======
Total Return(3)                                                 26.81%         30.28%        22.17%      7.50%
Ratios to Average Daily Net Assets:
   Expenses(4)                                                   1.98%          2.10%         2.10%      2.10%(6)
   Net investment income/(expenses in excess of income)(5)      (0.47)%        (0.16)%        0.71%      1.97%(6)
Supplemental Data:
   Net assets at end of period (000)                          $37,046        $15,670        $5,302     $2,159
   Portfolio turnover rate                                       7.94%         17.60%         0.73%        --


                       See Notes to Financial Statements.

FLAG INVESTORS PARTNERS FUND
--------------------------------------------------------------------------------

Financial Highlights -- Class C Shares
(For a share outstanding throughout each period)
                                                                 For the Period
                                                                Oct. 28, 1998(1)
                                                                     through
                                                                  November 30,
--------------------------------------------------------------------------------
                                                                    1998(2)
                                                                    -------
Per Share Operating Performance:
   Net asset value at beginning of period                           $ 19.09
                                                                    -------
Income from Investment Operations:
   Net investment loss                                                (0.01)
   Net realized and unrealized gain on investments                     2.33
                                                                    -------
   Total from Investment Operations                                    2.32

Less Distributions:
   Net investment income and short-term gains                            --
   Net realized mid-term and long-term gains                             --
                                                                    -------
   Total distributions                                                   --
                                                                    -------
   Net asset value at end of period                                 $ 21.41
                                                                    =======
Total Return                                                          12.15%
Ratios to Average Daily Net Assets:
   Expenses                                                            1.95%(3)
   Net investment income                                              (0.74)%(3)
Supplemental Data:
   Net assets at end of period (000)                                $    19
   Portfolio turnover rate                                             8.64%

------------
(1)  Commencement of operations.
(2)  Unaudited.
(3)  Annualized.


                       See Notes to Financial Statements.


FLAG INVESTORS EQUITY PARTNERS FUND
----------------------------------------------------------------------------------------------------------------

Financial Highlights -- Institutional Shares
(For a share outstanding throughout each period)
                                                                                                 For the Period
                                                         For the Six          For the           Feb. 12, 1996(2)
                                                         Months Ended       Year Ended               through
                                                         November 30,         May 31,                May 31,
----------------------------------------------------------------------------------------------------------------
                                                           1998(1)         1998      1997             1996
                                                           ------         ------    -------          ------
Per Share Operating Performance:
   Net asset value at beginning of period                $  21.32        $ 16.94    $ 13.10          $12.72
                                                           ------         ------    -------          ------
Income from Investment Operations:
   Net investment income                                     0.03           0.10       0.14            0.04
   Net realized and unrealized
      gain on investments                                    0.40           4.59       3.95            0.34
                                                           ------         ------    -------          ------
   Total from Investment Operations                          0.43           4.69       4.09            0.38

Less Distributions:
   Net investment income and short-term gains               (0.04)         (0.14)     (0.18)             --
   Net realized mid-term and long-term gains                   --          (0.19)     (0.07)             --
                                                           ------         ------    -------          ------
   Total Distributions                                      (0.04)         (0.33)     (0.25)             --
                                                           ------         ------    -------          ------
   Net asset value at end of period                      $  21.71        $ 21.32    $ 16.94          $13.10
                                                           ======         ======    =======          ======
Total Return                                                 2.02%         28.14%     31.58%           3.23%

Ratios to Average Daily Net Assets:
   Expenses(3)                                               0.95%(5)       0.98%      1.10%           1.10%(5)
   Net investment income(4)                                  0.27%(5)       0.54%      0.81%           1.20%(5)
Supplemental Data:
   Net assets at end of period (000)                      $92,707        $94,354    $42,115          $4,235
   Portfolio turnover rate                                   8.64%          7.94%     17.60%           0.73%

------------
(1)  Unaudited
(2)  Commencement of operations.
(3) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 1.23% and 1.55% (annualized) for the year ended May 31, 1997 and the period ended May 31, 1996, respectively.
(4) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 0.70% and 0.75% (annualized) for the year ended May 31, 1997, and the period ended May 31, 1996, respectively.
(5)  Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)

NOTE 1 -- Significant Accounting Policies

     Flag Investors Equity Partners Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on November 30, 1994 and commenced operations February 13, 1995, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. Its objective is to seek long-term growth of capital and, secondarily, current income primarily through a policy of diversified investments in equity securities, including common stocks and convertible securities.

     The Fund consists of four share classes: Class A Shares and Class B Shares, which both commenced February 13, 1995, Class C Shares which commenced October 22, 1998 and Institutional Shares, which commenced February 12, 1996.

     The Class A, Class B, and Class C Shares are subject to different sales charges. The Class A Shares have a 4.50% maximum front-end sales charge, the Class B Shares have a 4.00% maximum contingent deferred sales charge and the Class C Shares have a 1.00% maximum contingent deferred sales charge. The Institutional Shares have neither a front-end sales charge nor a contingent deferred sales charge. Each class has a different distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     B. Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

NOTE 1 -- concluded

          buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

               The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Securities Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 -- Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ICCan annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million and 0.70% of the amount over $200 million.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 2 -- continued

     ICC has agreed to waive a portion of its fees and reimburse expenses so that the Fund's total operating expenses for any fiscal year do not exceed 1.35% of the Class A Shares' average daily net assets, 2.10% of the Class B and Class C Shares' average daily net assets and 1.10% of the Institutional Shares' average daily net assets. ICC did not waive any fees for the six months ended November 30, 1998.

     For the six-month period ended November 30, 1998 ICC's advisory fee was $1,263,576 of which $219,845 was payable at the end of the period.

     ICC also provides accounting services to the Fund for which the Fund pays ICC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets. For the six-month period ended November 30, 1998, ICC's fee was $43,641 of which $7,426 was payable at the end of the period.

     ICC also provides transfer agent services to the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the six-month period ended November 30, 1998, ICC's fee was $80,133 of which $22,500 was payable at the end of the period.

     Bankers Trust Company an affiliate of ICC, provides custody services to the Fund for which the Fund pays Bankers Trust an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets. For the six-month period ended November 30, 1998, Bankers Trust's fee was $19,316 of which $7,525 was payable at the end of the period. Prior to September 22, 1997 PNC Bank was the Fund's custodian.

     Certain officers and directors of the Fund are also officers or directors of ICC.

     Alex.Brown Investment Management ("ABIM") is the Fund's sub-advisor. As compensation for its subadvisory services, ICCpays ABIM a fee from its advisory fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.75% of the first $50 million, 0.60% of the next $150 million and 0.50% of the amount over $200 million.

     ICC Distributors, Inc., a member of the Forum Group of companies, provides distribution services to the Fund for which the Fund pays ICC Distributors an annual fee that is calculated daily and paid monthly at the following annual rates; 0.25% of the Class A Shares' average daily net assets and 1.00% of the Class B and Class C Shares' average daily net assets. The fees for the Class B and Class C Shares include a 0.25% shareholder servicing fee. Distribution fee expense for the six-month period ended November 30, 1998 amounted to $240,485, $180,165, and $19 for Class A, Class B, and Class C Shares, respectively. Prior to September 1,

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

NOTE 2 -- concluded

1997, Alex. Brown & Sons Incorporated served as the Fund's distributor for the same compensation and on substantially the same terms as ICC Distributors.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six months ended November 30, 1998 was $840, and the accrued liability was $7,307.

NOTE 3 -- Capital Share Transactions

     The Fund is authorized to issue up to 90 million shares of $.001 par value capital stock (40 million Class A, 15 million Class B, 15 million Class C, 15 million Institutional and 5 million undesignated). Transactions in shares of the Fund as follows:

                                                        Class A Shares
                                              ---------------------------------
                                                For the Six           For the
                                               Months Ended         Year Ended
                                              Nov. 30, 1998(1)     May 31, 1998
                                              ----------------     ------------
Shares sold                                       1,340,316           3,375,853
Shares issued to shareholders on
   reinvestment of dividends                         10,993             117,061
Shares redeemed                                    (657,279)           (852,542)
                                               ------------        ------------
Net increase in shares outstanding                  694,030           2,640,372
                                               ============        ============
Proceeds from sale of shares                   $ 27,548,305        $ 66,318,519
Value of reinvested dividends                       237,556           2,136,952
Cost of shares redeemed                         (12,797,799)        (16,794,448)
                                               ------------        ------------
Net increase from capital share
   transactions                                $ 14,988,062        $ 51,661,023
                                               ============        ============


                                                        Class B Shares
                                              ---------------------------------
                                                For the Six           For the
                                               Months Ended         Year Ended
                                              Nov. 30, 1998(1)     May 31, 1998
                                              ----------------     ------------
Shares sold                                         224,570             860,902
Shares issued to shareholders on
   reinvestment of dividends                             --              16,617
Shares redeemed                                    (130,033)            (52,451)
                                                -----------        ------------
Net increase in shares outstanding                   94,537             825,068
                                                ===========        ============
Proceeds from sale of shares                    $ 4,463,906        $ 16,336,267
Value of reinvested dividends                            --             302,586
Cost of shares redeemed                          (2,507,918)         (1,036,796)
                                                -----------        ------------
Net increase from capital share
   transactions                                 $ 1,955,988        $ 15,602,057
                                               ============        ============
----------
(1)  Unaudited.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 3 -- concluded

                                           Class C Shares
                                          ----------------
                                           For the Period
                                          Oct. 28, 1998(1)
                                              through
                                          Nov. 30, 1998(2)
                                          ----------------
   Shares sold                                    881
   Shares issued to shareholders on
      reinvestment of dividends                    --
   Shares redeemed                                 --
                                              -------
   Net increase in shares
      outstanding                                 881
                                              =======
   Proceeds from sale of shares               $17,000
   Value of reinvested dividends                   --
   Cost of shares redeemed                         --
                                              -------
   Net increase from capital share
      transactions                            $17,000
                                              =======


                                                     Institutional Shares
                                              ---------------------------------
                                                For the Six          For the
                                                Months Ended        Year Ended
                                              Nov. 30, 1998(2)     May 31, 1998
                                              ----------------     ------------
Shares sold                                         833,224           2,238,106
Shares issued to shareholders on
  reinvestment of dividends                           3,125              56,263
Shares redeemed                                    (991,634)           (353,873)
                                               ------------        ------------
Net increase/(decrease) in shares
  outstanding                                      (155,285)          1,940,496
                                               ============        ============
Proceeds from sale of shares                   $ 16,051,250        $ 40,882,033
Value of reinvested dividends                        67,565           1,028,533
Cost of shares redeemed                         (18,776,357)         (6,777,701)
                                               ------------        ------------
Net increase/(decrease) from capital
  share transactions                           $ (2,657,542)       $ 35,132,865
                                               ============        ============

-----------
(1)  Commencement of operations.
(2)  Unaudited

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

NOTE 3 -- concluded

     At November 30, 1998, the amounts payable for fund shares redeemed amounted to $311,565, of which $262,665 were attributable to the Class A Shares, $13,714 were attributable to the Class B Shares and $35,186 were attributable to the Institutional Class Shares.

NOTE 4 -- Investment Transactions

     Excluding short-term obligations, purchases of investment securities aggregated $25,689,131 and sales of investment securities aggregated $27,876,619 for the six months ended November 30, 1998.

     On November 30, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $118,758,384 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $15,391,858.

NOTE 5 -- Net Assets

     On November 30, 1998, net assets consisted of:

Paid-in capital:
   Class A Shares .........................................        $146,875,231
   Class B Shares .........................................          30,000,700
   Class C Shares .........................................              17,000
   Institutional Shares ...................................          69,099,798
Accumulated net realized gain from security transactions ..           1,134,923
Unrealized appreciation of investments ....................         103,366,526
Undistributed net investment income .......................            (396,951)
                                                                   ------------
                                                                   $350,097,227
                                                                   ============

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Directors and Officers

                                TRUMAN T. SEMANS
                                    Chairman

                  JAMES J. CUNNANE                 CARL W. VOGT, ESQ.
                      Director                          Director

                   RICHARD T. HALE                     HARRY WOOLF
                      Director                          President

                 JOSEPH R. HARDIMAN                   AMY M. OLMERT
                      Director                          Secretary

                    LOUIS E. LEVY                   JOSEPH A. FINELLI
                      Director                          Treasurer

                 EUGENE J. MCDONALD                  SCOTT J. LIOTTA
                      Director                     Assistant Secretary

                  REBECCA W. RIMMEL
                      Director


Investment Objective

A mutual fund designed to seek long-term growth of capital and, secondarily, current income primarily through a policy of diversified investments in equity securities, including common stocks and convertible securities.

                       This page intentionally left blank.

                       This page intentionally left blank.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                                     [LOGO]

                                 FLAG INVESTORS

                                     Growth
                       Flag Investors Emerging Growth Fund
                       Flag Investors Equity Partners Fund
                        Flag Investors International Fund

                                    Specialty
                   Flag Investors Real Estate Securities Fund
                       Flag Investors Communications Fund

                                    Balanced
                        Flag Investors Value Builder Fund

                                  Fixed Income
                  Flag Investors Short-Intermediate Income Fund
              Flag Investors Total Return U.S. Treasury Fund Shares

                                 Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares

                                  Money Market
                    Flag Investors Cash Reserve Prime Shares


                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                                 Distributed by:
                             ICC DISTRIBUTORS, INC.

                                                                           EPSA